Equity Investments (Grizzly and Diamondback Balance Sheet Disclosures) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Grizzly Oil Sands ULC [Member]
Schedule of Equity Method Investments [Line Items]
Current assets		$ 30,098	$ 21,247
Noncurrent assets		720,550	284,361
Current liabilities		42,547	25,984
Noncurrent liabilities		14,515	1,780
Diamondback Energy LLC [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	34,516	50,275	30,812
Noncurrent assets	613,947	556,426	232,766
Current liabilities	76,336	79,232	42,298
Noncurrent liabilities	$ 104,093	$ 65,401	$ 92,243